Other Income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income [Abstract]
Schedule of Other Income
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Interest income	358	4,613
Foreign exchange gain, net	666,256	182,492
Gain on disposal of right-of-use asset	2,586	-
Gain on disposal of subsidiary	28,755	-
Gain on disposal of investment	5,200,000	-
Fair value gain on warrant liabilities	877,364	-
Reversal of impairment allowance on trade and other receivables	311,963	148,393
Reversal of impairment allowance on related parties	161,221	-
Rental income	40,439	70,026
Others	12,724	1,429
Total	7,301,666	406,953